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                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ---------

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC

Address: 3953 Maple Avenue, Suite 180
         Dallas, Texas 75219

Form 13F File Number: 28-11321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Raymond

Title:   Member

Phone:   (214) 871-8680

Signature, Place, and Date of Signing:

/s/ Robert J. Raymond      Dallas, Texas              August 10, 2012
-----------------------    -----------------------    -----------------------
(Signature)                City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: $912,103 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    Manager #         Manager Name             13F File #

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
Column 1                            Column 2       Column 3  Column 4      Column 5       Column 6  Column 7       Column 8
--------                         --------------   --------- --------- ------------------ ---------- -------- ---------------------
                                                                                                                Voting Authority
                                                              Value    Shrs or  SH/ Put/ Investment  Other   ---------------------
Name of Issuer                   Title of Class     CUSIP   (x $1000)  prn amt  PRN Call Discretion Managers    Sole   Shared None
--------------                   ---------------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
Apache Corp                      PFD CONV SER D   037411808    11,092   221,000  SH      SOLE                  221,000
Apache Corp                      COM              037411105    15,692   179,000  SH      SOLE                  179,000
Approach Resources Inc           COM              03834A103    21,802   854,000  SH      SOLE                  854,000
Approach Resources Inc           COM              03834A103    21,709   850,000  SH  PUT SOLE                  850,000
Callon Pete Co                   COM              13123X102     5,498 1,291,000  SH      SOLE                1,291,000
Concho Resources Inc             COM              20605P101    20,863   245,000  SH      SOLE                  245,000
ConocoPhillips                   COM              20825C104        82     1,000  SH      SOLE                    1,000
Copano Energy LLC                COM UNITS        217202100   117,419 4,224,000  SH      SOLE                4,224,000
CREDO Pete Corp                  COM PAR $0.10    225439207    26,581 1,837,000  SH      SOLE                1,837,000
Crimson Exploration              COM NEW          22662K207       944   206,000  SH      SOLE                  206,000
Crosstex Energy LP               COM              22765U102    15,100   921,000  SH      SOLE                  921,000
DCP Midstream Partners LP        COM UT LTD PTN   23311P100     1,898    45,000  SH      SOLE                   45,000
Devon Energy Corp                COM              25179M103       143     2,000  SH      SOLE                    2,000
Eagle Rock Energy Partners LP    UNIT             26985R104    24,125 2,692,000  SH      SOLE                2,692,000
El Paso Pipeline Partners LP     COM UNIT LPI     283702108     1,126    33,000  SH      SOLE                   33,000
Energy Transfer Equity LP        COM              29250R106       662    22,000  SH      SOLE                   22,000
Enterprise Products Partners, LP COM              293792107     3,715    72,000  SH      SOLE                   72,000
EOG Resources Inc                COM              26875P101       198     2,000  SH      SOLE                    2,000
EV Energy Partners LP Com Stock  COM              26926V107    47,350   938,000  SH      SOLE                  938,000
Genesis Energy LP                UNIT LTD PARTN   371927104    31,991 1,100,000  SH      SOLE                1,100,000
Golar Lng Partners LP            COM UNIT LPI     Y2745C102     2,985    92,000  SH      SOLE                   92,000
Golar Lng Ltd                    SHS              G9456A100    25,735   683,000  SH      SOLE                  683,000
Golar Lng Ltd                    SHS              G9456A100     9,425   250,000  SH  PUT SOLE                  250,000
Halliburton                      COM              406216101       141     5,000  SH      SOLE                    5,000
Kinder Morgan Holdco LLC         COM              49456B101    16,916   525,000  SH      SOLE                  525,000
Laredo Petroleum Holdings Inc    COM              516806106    12,193   586,000  SH      SOLE                  586,000
Legacy Reserves LP               UNIT LP INT      524707304    17,337   693,000  SH      SOLE                  693,000
Linn Energy LLC                  UNIT LTD LIAB    536020100    69,238 1,817,000  SH      SOLE                1,817,000
Magellan Midstream Partners LP   COM UNIT RP LP   559080106       671    10,000  SH      SOLE                   10,000
MV Oil Trust                     TR UNITS         553859109       180     5,000  SH      SOLE                    5,000
Markwest Energy Partners LP      UNIT LTD PARTN   570759100    15,480   314,000  SH      SOLE                  314,000
National Oil Well Varco Inc      COM              637071101       193     3,000  SH      SOLE                    3,000
Noble Energy Inc                 COM              655044105       221     3,000  SH      SOLE                    3,000
NuStar Energy, LP                UNIT COM         67058H102     5,728   106,000  SH      SOLE                  106,000
Nustar GP Holdings LLC           UNIT COM         67059L102       576    19,000  SH      SOLE                   19,000
Oasis Petroleum Inc.             COM              674215108     5,802   240,000  SH      SOLE                  240,000
Oasis Petroleum Inc.             COM              674215108     5,779   239,000  SH  PUT SOLE                  239,000
Occidental Pete Corp             COM              674599105    15,439   180,000  SH      SOLE                  180,000
ONEOK Partners LP                UNIT LTD PARTN   68268N103     2,142    40,000  SH      SOLE                   40,000
PAA Natural Gas Storage LP       COM UNIT LTD     693139107    27,481 1,538,000  SH      SOLE                1,538,000
Phillips 66                      COM              718546104        24     1,000  SH      SOLE                    1,000
Plains All American Pipeline LP  UNIT LTD PARTN   726503105    26,897   333,000  SH      SOLE                  333,000
Plains Exploration & Prodcution  COM              726505100    25,146   715,000  SH      SOLE                  715,000
Plains Exploration & Prodcution  COM              726505100     9,323   265,000  SH  PUT SOLE                  265,000
Sanchez Energy Corp              COM              79970Y105     1,856    89,000  SH      SOLE                   89,000
Sandridge Energy Inc Com Stock   COM              80007P307        46     7,000  SH      SOLE                    7,000
Sandridge Permian Trust          COM UNIT BEN INT 80007A102     5,364   265,000  SH      SOLE                  265,000
Schlumberger Ltd.                COM              806857108       157     2,000  SH      SOLE                    2,000
Sunoco Logistics Partners LP     COM UNITS        86764L108     1,674    46,000  SH      SOLE                   46,000
Targa Res Partners, LP           COM UNIT         87611X105    24,730   694,000  SH      SOLE                  694,000
Terra Nitrogen Co LP             COM UNIT         881005201     2,153    10,000  SH      SOLE                   10,000
Transatlantic Petroleum Ltd      SHS              G89982105     1,692 1,567,000  SH      SOLE                1,567,000
United States Natural Gas Fund   UNIT PAR $0.001  912318201   107,725 5,585,000  SH  PUT SOLE                5,585,000
Western Gas Partners LP          COM UNIT LP IN   958254104    41,199   944,000  SH      SOLE                  944,000
Williams Partners LP             COM UNIT LP      96950F104    62,465 1,196,000  SH      SOLE                1,196,000
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